File No. 33-11351
                                         Rule 497(e)

                STEIN ROE INVESTMENT TRUST
                   Stein Roe Special Fund
              Stein Roe Special Venture Fund

        Supplement to February 3, 1997 Prospectus
                  _____________________

     Bruce Dunn, 62, co-portfolio manager of SR&F Special Portfolio and SR&F Special Venture Portfolio, has announced his intention to retire as portfolio manager of the Funds on June 30, 1997, after 32 years of valuable service to Stein Roe & Farnham Incorporated. Stein Roe & Farnham Incorporated is actively seeking a replacement for Mr. Dunn. In the interim, Richard Peterson will continue to manage the Funds. Mr. Peterson has co-managed Special Fund and Special Venture Fund with Mr. Dunn since 1991 and 1994, respectively.

           This Supplement is Dated March 12, 1997

                STEIN ROE INVESTMENT TRUST
                  Stein Roe Special Fund

           Supplement to February 3, 1997 Defined
              Contribution Plans Prospectus
                   _____________________

     Bruce Dunn, 62, co-portfolio manager of SR&F Special Portfolio, has announced his intention to retire as portfolio manager of the Fund on June 30, 1997, after 32 years of valuable service to Stein Roe & Farnham Incorporated. Stein Roe & Farnham Incorporated is actively seeking a replacement for Mr. Dunn. In the interim, Richard Peterson will continue to manage the Fund. Mr. Peterson has co-managed Special Fund with Mr. Dunn since 1991.

           This Supplement is Dated March 12, 1997

                 STEIN ROE INVESTMENT TRUST
               Stein Roe Special Venture Fund

           Supplement to February 3, 1997 Defined
              Contribution Plans Prospectus
                   _____________________

     Bruce Dunn, 62, co-portfolio manager of SR&F Special Venture Portfolio, has announced his intention to retire as portfolio manager of the Fund on June 30, 1997, after 32 years of valuable service to Stein Roe & Farnham Incorporated. Stein Roe & Farnham Incorporated is actively seeking a replacement for Mr. Dunn. In the interim, Richard Peterson will continue to manage the Fund. Mr. Peterson has co-managed Special Venture Fund with Mr. Dunn since 1994.

           This Supplement is Dated March 12, 1997